Shareholders' Equity (Details Narrative) (10-K) - USD ($)		6 Months Ended		12 Months Ended
	Jun. 17, 2020	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 24, 2020	Dec. 11, 2019
Ordinary shares, shares authorized		500,000,000		500,000,000	500,000,000		500,000,000
Ordinary shares, par value		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued		5,166,667		5,166,667	5,166,667		15,500,000
Reverse split, description		1-for-3 shares reverse split	1-for-3 shares reverse split	1-for-3 shares reverse split	1-for-3 shares reverse split
Ordinary shares, shares outstanding		5,166,667		5,166,667	5,166,667
Statutory surplus reserve		Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital.		Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital.
Statutory reserve		$ 257,409		$ 257,409
Restricted net assets		$ 5,298,082		$ 5,298,082	$ 5,040,673
Xi'an DT [Member]
Non-controlling interests rate		25.00%		25.00%
Tianjin YHX [Member]
Non-controlling interests rate		49.00%		49.00%
Forecast [Member]
Ordinary shares, shares issued						5,166,667
Reverse split, description	1-for-3 shares
Redemption shares	10,333,333
Ordinary shares, shares outstanding						5,166,667